UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Cash Portfolio

March 31, 2006

1.814653.101

NCC-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper (c) - 99.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Bank of America Corp.
8/3/06	4.80%	$ 40,000,000	$ 39,354,511
Bank of Ireland
7/19/06	4.02	75,000,000	74,123,828
Barclays U.S. Funding Corp.
5/10/06	4.79	150,000,000	149,225,687
Bavaria TRR Corp.
4/3/06	4.90	35,000,000	34,990,472
4/3/06	4.66	45,000,000	44,988,400
4/6/06	4.68	10,000,000	9,993,528
4/13/06	4.83	20,000,000	19,967,867
4/20/06	4.78	30,000,000	29,924,633
BNP Paribas Finance, Inc.
10/31/06	4.85	25,000,000	24,307,750
12/22/06	5.09	40,000,000	38,555,161
Charta LLC
4/19/06	4.66	50,000,000	49,884,500
CIT Group, Inc.
4/6/06	4.59	50,000,000	49,968,333
Citibank Credit Card Master Trust I (Dakota Certificate Program)
4/3/06	4.53	30,000,000	29,992,517
4/4/06	4.53	10,000,000	9,996,258
4/10/06	4.63	15,000,000	14,982,750
5/8/06	4.81	3,000,000	2,985,262
5/10/06	4.82	5,000,000	4,975,333
Citigroup Funding, Inc.
4/3/06	4.54	10,000,000	9,997,500
4/6/06	4.53	20,000,000	19,987,528
4/26/06	4.82	15,000,000	14,950,000
Credit Suisse First Boston New York Branch
4/3/06	4.61	60,000,000	59,984,683
Cullinan Finance Corp.
4/3/06	4.90 (a)	45,000,000	44,987,750
5/8/06	4.69 (a)	3,000,000	2,985,693
Danske Corp.
10/30/06	4.80	25,000,000	24,318,361
11/10/06	4.89	25,000,000	24,262,861
Deutsche Bank Financial LLC
2/9/07	5.01	25,000,000	23,960,311
Dresdner U.S. Finance, Inc.
4/24/06	4.78	100,000,000	99,695,889
Commercial Paper (c) - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
DZ Bank AG
4/3/06	4.90%	$ 50,000,000	$ 49,986,389
4/3/06	4.90	33,727,000	33,717,819
Emerald (MBNA Credit Card Master Note Trust)
4/5/06	4.60	10,000,000	9,994,933
4/28/06	4.79	25,000,000	24,910,563
5/1/06	4.81	10,000,000	9,960,083
5/2/06	4.69	8,000,000	7,968,036
5/8/06	4.78	10,000,000	9,951,181
5/9/06	4.83	10,000,000	9,949,333
FCAR Owner Trust
4/4/06	4.53	130,000,000	129,951,467
4/4/06	4.50	35,000,000	34,987,021
4/4/06	4.52	15,000,000	14,994,425
5/4/06	4.80	40,000,000	39,825,100
5/15/06	4.77	5,000,000	4,971,156
6/2/06	4.81	10,000,000	9,918,194
6/2/06	4.83	50,000,000	49,589,250
7/17/06	4.76	40,000,000	39,447,167
7/18/06	4.76	25,000,000	24,651,250
7/25/06	4.75	5,000,000	4,925,889
General Electric Capital Corp.
5/10/06	4.80	185,000,000	184,043,010
11/6/06	4.95	25,000,000	24,274,563
Giro Funding US Corp.
4/3/06	4.62	5,000,000	4,998,722
4/11/06	4.70	15,000,000	14,980,500
4/27/06	4.82	40,000,000	39,861,333
5/2/06	4.81	5,000,000	4,979,376
5/3/06	4.81	10,000,000	9,957,422
5/8/06	4.69	5,000,000	4,976,156
Goldman Sachs Group, Inc.
4/6/06	4.63 (a)(b)	50,000,000	50,000,000
4/19/06	4.81	63,000,000	62,848,800
5/24/06	4.80 (a)(b)	100,000,000	100,000,000
Grampian Funding LLC
5/2/06	4.82	25,000,000	24,896,667
5/19/06	4.54	35,000,000	34,792,567
Greenwich Capital Holdings, Inc.
4/5/06	4.62 (b)	100,000,000	100,000,000
HSBC Finance Corp.
5/15/06	4.52	75,000,000	74,594,833
Commercial Paper (c) - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
HVB U.S. Finance, Inc.
4/10/06	4.55%	$ 35,000,000	$ 34,960,625
Intesa Funding LLC
4/10/06	4.66	100,000,000	99,884,000
Jupiter Securitization Corp.
4/7/06	4.67	5,000,000	4,996,125
K2 (USA) LLC
7/3/06	4.89 (b)	75,000,000	74,979,589
Liberty Street Funding Corp.
4/18/06	4.74	40,000,000	39,910,844
Market Street Funding Corp.
4/18/06	4.72	75,340,000	75,172,787
5/4/06	4.76	110,000,000	109,523,058
Mont Blanc Capital Corp.
4/13/06	4.70	5,000,000	4,992,200
Monument Gardens Funding
4/3/06	4.90	50,000,000	49,986,389
4/3/06	4.90	4,750,000	4,748,707
5/22/06	4.81	5,000,000	4,966,283
Morgan Stanley
4/3/06	4.95 (b)	80,000,000	80,000,000
4/3/06	4.96 (b)	50,000,000	50,000,000
Motown Notes Program
4/7/06	4.64	15,000,000	14,988,500
4/10/06	4.56	5,000,000	4,994,363
4/10/06	4.69	10,000,000	9,988,325
5/2/06	4.68	3,000,000	2,988,065
5/3/06	4.70	10,000,000	9,958,711
5/8/06	4.84	5,000,000	4,975,282
5/17/06	4.85	5,000,000	4,969,269
Nordea North America, Inc.
4/5/06	4.64	100,343,000	100,291,491
Northern Rock PLC
4/3/06	4.63	45,500,000	45,488,347
Paradigm Funding LLC
4/4/06	4.64	10,000,000	9,996,150
4/5/06	4.67	16,000,000	15,991,733
4/18/06	4.75	85,000,000	84,810,143
4/28/06	4.81	25,000,000	24,910,188
Park Granada LLC
4/27/06	4.71	10,000,000	9,966,200
Commercial Paper (c) - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Park Granada LLC - continued
4/27/06	4.72%	$ 50,000,000	$ 49,831,000
5/1/06	4.72	5,000,000	4,980,458
5/1/06	4.74	5,000,000	4,980,375
5/9/06	4.80	25,000,000	24,874,125
Park Sienna LLC
4/5/06	4.66	10,000,000	9,994,844
4/6/06	4.68	15,000,000	14,990,292
4/24/06	4.74	5,000,000	4,984,954
5/5/06	4.79	45,000,000	44,797,700
Ranger Funding Co. LLC
4/17/06	4.73	100,000,000	99,790,667
Santander Finance, Inc.
11/20/06	5.02	25,000,000	24,216,861
Sigma Finance, Inc.
4/18/06	4.70 (b)	50,000,000	49,996,118
Skandinaviska Enskilda Banken AB
4/12/06	4.68 (b)	75,000,000	75,000,000
4/24/06	4.77 (b)	75,000,000	75,000,000
4/28/06	4.79 (b)	75,000,000	75,000,000
Strand Capital LLC
4/10/06	4.57	5,000,000	4,994,350
4/28/06	4.65	4,000,000	3,986,200
5/3/06	4.75	5,000,000	4,979,022
5/10/06	4.71	5,000,000	4,974,813
5/15/06	4.73	5,000,000	4,971,461
9/25/06	5.09	25,000,000	24,390,333
Stratford Receivables Co. LLC
4/5/06	4.64	5,000,000	4,997,431
4/11/06	4.74	30,000,000	29,960,667
4/12/06	4.68	15,000,000	14,978,642
4/17/06	4.71	15,000,000	14,968,800
4/18/06	4.68	10,000,000	9,978,089
4/19/06	4.71	15,000,000	14,964,825
4/19/06	4.73	5,000,000	4,988,225
4/20/06	4.74	111,502,000	111,224,236
4/21/06	4.73	7,460,000	7,440,480
4/25/06	4.80	38,620,000	38,496,931
4/26/06	4.82	10,000,000	9,966,667
4/27/06	4.80	30,000,000	29,896,325
5/8/06	4.81	10,000,000	9,950,872
5/10/06	4.81	15,000,000	14,922,325
Commercial Paper (c) - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Stratford Receivables Co. LLC - continued
5/12/06	4.80%	$ 72,115,000	$ 71,724,057
5/12/06	4.84	10,000,000	9,945,219
5/15/06	4.79	15,000,000	14,912,825
White Pine Finance LLC
4/21/06	4.73 (a)(b)	44,000,000	43,999,490
TOTAL COMMERCIAL PAPER			4,240,737,624
U.S. Treasury Obligations - 1.1%

U.S. Treasury Bills - 1.1%
8/3/06	4.53	50,000,000	49,237,056
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $4,289,974,680)	4,289,974,680
NET OTHER ASSETS - (0.1)%	(6,096,052)
NET ASSETS - 100%	$ 4,283,878,628
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $241,972,933 or 5.6% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

Income Tax Information
At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $4,289,974,680.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Term Portfolio

March 31, 2006

1.814654.101

NCT-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 98.8%
Fannie Mae:
0% 12/1/06	$ 5,000,000	$ 4,830,935
0% 1/26/07	3,000,000	2,874,591
0% 2/23/07	16,800,000	16,055,883
Freddie Mac:
0% 8/15/06	247,000	242,523
0% 11/14/06	5,490,000	5,318,438
0% 1/9/07	3,705,000	3,558,956
0% 1/18/07	500,000	479,660
0% 3/6/07	15,700,000	14,973,090
3.625% 2/15/07	6,850,000	6,762,813
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $55,207,430)		55,096,889
Cash Equivalents - 1.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.56%, dated 3/31/06 due 4/3/06) (Cost $724,000)	$ 724,275	724,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $55,931,430)		55,820,889
NET OTHER ASSETS - (0.1)%		(61,107)
NET ASSETS - 100%		$ 55,759,782
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $55,904,220. Net unrealized depreciation aggregated $83,331, all of which was related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/ Boyce I. Greer
Boyce I. Greer
President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	May 19, 2006
By:	/s/Kenneth Robins
Kenneth Robins
Treasurer and Chief Financial Officer

Date:	May 19, 2006